UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Matthews International Capital Management, LLC
Address:  Four Embarcadero Center, Suite 550
          San Francisco, CA  94111

Form 13F File Number: 28-10629

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Manoj K. Pombra
Title: Chief Compliance Officer
Phone: 415/955-8122

Signature, Place, and Date of Signing:

/s/ Manoj K. Pombra            San Francisco, CA                    2/11/10
-------------------     ---------------------------------      -----------------
   [Signature]                   [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                  ----------------------------------------------

Form 13F Information Table Entry Total:  28
                                       -----------------------------------------

Form 13F Information Table Value Total:  $977,393
                                       -----------------------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                           FORM 13F INFORMATION TABLE

Column 1               Column 2          Column 3   Column 4        Column 5        Column 6   Column 7          Column 8
--------------         --------------    --------  ---------  -------------------  ----------  --------  ---------------------------
                                                     VALUE    SHRS OR  SH/   PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS      CUSIP   (X$1,000)  PRN AMT  PRN   CALL  DISCRETION  MANAGERS     SOLE       SHARED   NONE
--------------         --------------      -----   ---------  -------  ---   ----  ----------  --------  ----------    ------   ----
AIRMEDIA GROUP INC     SPONSORED ADR      009411109   7,671  1,021,400  SH          Sole                 1,021,400
BAIDU INC              SPON ADR REP A     056752108  51,815    126,000  SH          Sole                   126,000
CHINA LIFE INS CO LTD  SPON ADR REP H     16939P106   9,998    136,300  SH          Sole                   136,300
CHINA MOBILE LIMITED   SPONSORED ADR      16941M109 133,536  2,876,080  SH          Sole                 2,876,080
CHINA PETE & CHEM
  CORP                 SPON ADR H SHS     16941R108     180      2,040  SH          Sole                     2,040
CHUNGHWA TELECOM CO
  LTD                  SPONS ADR NEW 09   17133Q403  41,467  2,233,004  SH          Sole                 2,233,004
CNOOC LTD              SPONSORED ADR      126132109     179      1,150  SH          Sole                     1,150
COGNIZANT TECHNOLOGY
  SOLUTIO              CL A               192446102   2,602     57,400  SH          Sole                    57,400
CTRIP COM INTL LTD     ADR                22943F100 142,096  1,977,401  SH          Sole                 1,977,401
HDFC BANK LTD          ADR REPS 3 SHS     40415F101  28,257    217,227  SH          Sole                   217,227
HSBC HLDGS PLC         SPON ADR NEW       404280406  73,785  1,292,428  SH          Sole                 1,292,428
HUANENG PWR INTL INC   SPON ADR H SHS     443304100   5,004    223,400  SH          Sole                   223,400
ICICI BK LTD           ADR                45104G104  16,015    424,683  SH          Sole                   424,683
INFOSYS TECHNOLOGIES
  LTD                  SPONSORED ADR      456788108  22,539    407,790  SH          Sole                   407,790
KB FINANCIAL GROUP
  INC                  SPONSORED ADR      48241A105   1,350     26,553  SH          Sole                    26,553
KT CORP                SPONSORED ADR      48268K101     513     30,500  SH          Sole                    30,500
LG DISPLAY CO LTD      SPONS ADR REP      50186V102   4,261    251,700  SH          Sole                   251,700
MINDRAY MEDICAL INTL
  LTD                  SPON ADR           602675100  79,158  2,333,654  SH          Sole                 2,333,654
MITSUBISHI UFJ FINL
  GROUP IN             SPONSORED ADR      606822104   1,095    222,600  SH          Sole                   222,600
NETEASE COM INC        SPONSORED ADR      64110W102  91,227  2,424,950  SH          Sole                 2,424,950
NEW ORIENTAL ED &
  TECH GRP I           SPON ADR           647581107  83,708  1,107,100  SH          Sole                 1,107,100
POSCO                  SPONSORED ADR      693483109   4,956     37,800  SH          Sole                    37,800
P T TELEKOMUNIKASI
  INDONESIA            SPONSORED ADR      715684106  63,867  1,598,680  SH          Sole                 1,598,680
SHANDA GAMES LTD       SPONSORED ADR      81941U105   4,416    433,400  SH          Sole                   433,400
SINA CORP              ORD                G81477104  37,133    821,900  SH          Sole                   821,900
SK TELECOM LTD         SPONSORED ADR      78440P108  39,723  2,442,991  SH          Sole                 2,442,991
SOHU COM INC           COM                83408W103   1,598     27,900  SH          Sole                    27,900
TAIWAN SEMICONDUCTOR
  MFG LTD              SPONSORED ADR      874039100  29,244  2,556,269  SH          Sole                 2,556,269